Financial instruments (Details 32) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments [Line Items]
Gross amounts assets	$ 13,338	$ 9,352
Gross amounts offset in the consolidated statement of financial position	0	0
Net amount of assets presented in the consolidated statement of financial position	13,338	9,352
Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Gross amounts assets	13,338	9,352
Derivative financial instruments hedging [Member]
Disclosure of financial instruments [Line Items]
Gross amounts offset in the consolidated statement of financial position	0	0
Net amount of assets presented in the consolidated statement of financial position	13,338	9,352
Derivative financial instruments hedging [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Gross amounts assets	$ 13,338	$ 9,352